Other Payables and Accrued Expenses - Schedule of Other Payables and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Payables and Accrued Expenses [Abstract]
Employees and payroll accruals	$ 1,400	$ 1,159
Accrued expenses	2,615	2,236
Related parties	118	79
Total other payables and accrued expenses	$ 4,133	$ 3,474